Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Less accumulated depreciation	(31,619)	(24,608)
Property and equipment, net	20,122	27,133
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Estimated Useful Life	5 years